BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (Details Narrative)					3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 19, 2026 shares	Jun. 16, 2026 EUR (€) shares	May 01, 2026 USD ($)	Dec. 04, 2023 $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)		Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 29, 2026 shares	Jun. 28, 2026 shares	Mar. 24, 2026 shares	Sep. 04, 2025 shares	Sep. 03, 2025 shares	Mar. 12, 2024 shares	Mar. 11, 2024 shares	Jan. 04, 2024 $ / shares	Sep. 30, 2023 shares	Dec. 31, 2022 shares	Feb. 17, 2022 shares	Feb. 16, 2022 shares	Sep. 03, 2021 $ / shares	Feb. 12, 2021 $ / shares shares
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Wealth management assets amount									$ 770,000,000		$ 530,000,000
Shares, Outstanding | shares											4,230,868		423,084,729
Common Stock					$ 423	$ 423	[1]		423		$ 423	$ 39,108
Reclassified to additional paid in capital					41,885				41,885
General and administrative expenses					$ 4,230,569	$ 4,321,313		$ 2,135,030	$ 8,551,882	$ 4,271,708	$ 11,561,028	$ 11,023,841
Common stock, shares authorized | shares					750,000,000				750,000,000		500,000,000	750,000,000				750,000,000	500,000,000	1,000,000,000	500,000,000				500,000,000	250,000,000		250,000,000
Preferred stock, shares authorized | shares					10,000,000				10,000,000			10,000,000	750,000,000	500,000,000		15,000,000	10,000,000									10,000,000
Preferred stock, par value | $ / shares												$ 0.0001														$ 0.0001
Common stock, par value | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001													$ 0.0001	$ 0.0001
Common stock, shares outstanding | shares					4,230,868				4,230,868		4,230,868	391,084,729
Preferred stock, shares outstanding | shares												4,500,000									4,000,000
Series B Preferred Stock [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Preferred stock, shares authorized | shares				3,000,000	3,000,000				3,000,000		3,000,000	3,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001								$ 1.41
Preferred stock conversion term				establishes the rights, preferences, privileges, and restrictions of such shares, including a conversion rate of one hundred (100) shares of Common Stock for each one share of Series B Convertible Preferred Stock. Section 4(f) of the Series B Certificate of Designation provides that the conversion rate is not adjusted for stock dividends, splits, combinations or reclassifications of the Common Stock
Shares issuable upon conversion | shares				100	100				100						100
Preferred stock, shares outstanding | shares					2,371,844				2,371,844		2,371,844	2,361,844
Voting rights									Series B Preferred Stock is entitled to one (1) vote per share		Series B Preferred Stock is entitled to one (1) vote per share on all matters presented to stockholders for action. As a result,
Common Class A [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Shares transfer | shares		1,629,999
Value transfer | €		€ 100
Series A Preferred Stock [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Preferred stock, shares authorized | shares					10,000,000				10,000,000		10,000,000
Preferred stock, par value | $ / shares					$ 0.0001				$ 0.0001		$ 0.0001
Preferred stock, shares outstanding | shares					4,500,000				4,500,000		4,500,000	4,500,000									4,000,000	4,000,000
Voting rights									50		50
Alchemy Markets Cayman Ltd [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Shares transfer | shares	100
Alchemy Markets Cayman Ltd [Member] | Share Purchase Agreement [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Acquisition description			the Company entered into a Share Purchase Agreement with Mr. Raymond Yip, who held the shares subject to the direction of Mr. Gope S. Kundnani, a Director and majority shareholder of the Company, to acquire all 100 issued and outstanding shares of Alchemy Markets (Cayman) Ltd. (“AML Cayman”), a Cayman Islands company incorporated on November 7, 2017 and licensed and regulated by the Cayman Islands Monetary Authority (“CIMA”) under License No. 1612590 to conduct securities investment business. AML Cayman holds a Broker/Dealer license, which authorizes it to buy, sell, subscribe for, or underwrite securities.
Aggregate purchase price			$ 250,000
Payments for acquisition			70,000
Regulatory payment			180,000
Agreed to pay			107,758
Alchemy Prime Holdings Limited [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Business combination, consideration transferred			$ 250,000
Alchemy Markets Ltd. [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Contributed revenue					$ 149,769				$ 149,769
General and administrative expenses									107,846
Investment income, net									$ 41,195
Net income percent					0.60%				0.60%
Revenue percent					1.30%				1.30%
General and administrative expenses percent									0.30%
Xoala A P Cyprus Ltd [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Equity method investment ownership percentage					100.00%				100.00%
Minimum [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Common Stock					$ 42,308				$ 42,308
Maximum [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Common Stock					$ 423				$ 423
AD Advisory Services Ltd [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Ownership percentage					51.00%				51.00%		51.00%
Ownership percentage of non-controlling interest					49.00%	49.00%			49.00%
Minority interest ownership percentage by noncontrolling owner											49.00%
AIL [Member]
BusinessDescriptionAndNatureOfOperationsLineItems [Line Items]
Ownership percentage					99.90%				99.90%		99.90%
Ownership percentage of non-controlling interest					0.10%				0.10%

[1]	$42,308 (before reverse split) to $423 (after reverse split).